Supplement dated April 8, 2025 to the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024 as may be revised or supplemented from time to time.

LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES STRATEGIC ALPHA FUND

(each, a “Fund,” together, the “Funds”)

Effective May 12, 2025, Todd P. Vandam will no longer serve as a portfolio manager of the Funds.

Accordingly, effective May 12, 2025, all references to Mr. Vandam as a portfolio manager of the Funds in the Summary Prospectuses, Prospectus and SAI are hereby removed.

Matthew J. Eagan, Brian P. Kennedy, and Peter S. Sheehan will remain as portfolio managers of the Loomis Sayles High Income Fund.

Matthew J. Eagan and Brian P. Kennedy will remain as portfolio managers of the Loomis Sayles Strategic Alpha Fund.

Effective May 12, 2025, Eric Williams will join the portfolio management teams of the Loomis Sayles High Income Fund.

Accordingly, effective May 12, 2025 the information under the subsection “Portfolio Managers” in the “Management” section in the Loomis Sayles High Income Fund’s Summary Prospectus is revised to include the following:

Eric Williams, Portfolio Manager of Loomis Sayles, has served as a portfolio manager of the Fund since 2025.

Effective May 12, 2025, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Eric Williams – Eric Williams has served as a portfolio manager of the Loomis Sayles High Income Fund since 2025. Mr. Williams, Portfolio Manager of Loomis Sayles, began his investment career in 2008 and joined Loomis Sayles in 2025. He received a B.A. from the University of Colorado Boulder, and an M.B.A. from the Booth School of Business at the University of Chicago. Mr. Williams has over 17 years of investment experience.

Effective May 12, 2025, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” of the SAI is amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Mr. Williams as of March 31, 2025:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Eric Williams	4	$1.5 billion	0	$0	5	$2.2 billion	0	$0	32	$5.3 billion	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of April 2, 2025, Mr. Williams had the following ownership of the Fund:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Eric Williams	Loomis Sayles High Income Fund	A

*	A. None

B. $1 – 10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. $100,001 – $500,000

F. $500,001 – $1,000,000

G. over $1,000,000